Shareholder Report, Line Graph (Details) LMF5400_Western Asset New Jersey Municipals Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	$ 1,215,105	$ 1,193,739	$ 1,144,502	$ 1,157,251	$ 1,182,488	$ 1,079,981	$ 1,079,312	$ 1,030,748	$ 997,220	$ 1,000,000	$ 1,271,496
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	1,186,941	1,172,641	1,137,090	1,134,161	1,187,223	1,125,239	1,083,534	1,028,172	1,001,543	1,000,000	$ 1,237,891
Bloomberg New Jersey Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg New Jersey Municipal Bond Index
Accumulated Value	$ 1,287,701	$ 1,268,209	$ 1,222,549	$ 1,208,126	$ 1,263,900	$ 1,148,854	$ 1,127,893	$ 1,057,050	$ 1,005,017	$ 1,000,000	$ 1,350,300